Average Annual Total Returns{- Franklin New York Tax-Free Income Fund} - Franklin New York Tax-Free Income Fund-23 - Franklin New York Tax-Free Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 10 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Bloomberg Barclays New York Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays New York Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Bloomberg Barclays New York Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	2.79%	1.59%	2.89%	2.79%	1.59%	2.89%	2.82%	1.96%	3.04%	3.03%	1.65%	2.93%	5.47%	1.89%	2.76%	7.19%		3.40%	[1]	7.16%	2.55%	3.43%	7.12%	3.38%	4.13%

[1]	1. Since inception August 1, 2017.